August 28, 2013

Office of Filings, Information & Consumer Services

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:

Form N-1A Filing for Currency Income Advantage Portfolio (the “Portfolio”)

(File No. 811-22855)

Dear Ladies and Gentlemen:

On behalf of the Portfolio, transmitted herewith for filing pursuant to (1) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8 thereunder, (2) Regulation S-T and (3) the General Instructions to Form N-1A, is an amendment to the Portfolio’s currently effective registration statement on Form N-1A under the 1940 Act (the “Amendment”).  The Amendment transmitted herewith contains a conformed signature page, the manually signed original of which is maintained at the office of the Portfolio.

The Amendment has been marked to indicate changes from the Portfolio’s initial registration statement on Form N-1A, which was filed with the Securities and Exchange Commission (the “Commission”) on June 19, 2013 (Accession Number 0000940394-13-000795) and became effective on the same date pursuant to Sections 8(a) and (b) of the 1940 Act (the “Filing”).

The Amendment is filed for the purpose of responding to comments with respect to the Filing provided by Kimberly Browning of the Staff of the Division of Investment Management of the Commission to the undersigned in a letter dated July 17, 2013, and making certain other changes as marked thereon.  The comments and the responses thereto are set forth below.  For clarification, references in the comment letter to “the Fund” which are references to Currency Income Advantage Portfolio have been changed below to “the Portfolio”.

General

1. The registration statement’s facing page indicates the following:

Throughout this Registration Statement, information concerning Currency Income Advantage Portfolio...is incorporated by reference from Amendment No. 198 to the Registration Statement of Eaton Vance Mutual Funds Trust (File No. 02-90946) under the Securities Act of 1933...(the ‘Amendment’), which was filed electronically with the Securities and Exchange Commission on February 27, 2013 (Accession No. 0000940394-13-000310). The Amendment contains the prospectus...and statement of additional information...of Eaton Vance Strategic Income Fund [(“Strategic Fund”)]...which may invest a portion of its assets in the Portfolio.

Response:  No response required.

Securities and Exchange Commission

August 28, 2013

2. Please clarify the disclosure in the paragraph quoted above. Is it explaining that information from the Eaton Vance Strategic Income Fund’s prospectus and statement of additional information, rather than “information concerning Currency Income Advantage Portfolio,” is incorporated by reference into the Portfolio’s registration statement? If yes, please delete this quoted paragraph, along with all related text in the registration statement, or explain to the staff the legal authority permitting this incorporation by reference of information regarding the Eaton Vance Strategic Income Fund into the Portfolio’s registration statement.

Response: The Filing incorporated information about the Portfolio by reference to the post-effective amendment to the registration statement of Eaton Vance Mutual Funds Trust (the “Trust”) in reliance on a no-action letter granted to the Eaton Vance Funds dated December 11, 1996.1  Subsequent to the Filing, the Trust filed two post-effective amendments to its registration statement to register shares of Eaton Vance Currency Income Advantage Fund (the “CIA Fund”).  The CIA Fund will invest substantially all of its assets in the Portfolio.2  The CIA Fund’s prospectus and SAI contain information about the Portfolio.  As such, the Amendment incorporates information about the Portfolio from the CIA Fund’s prospectus and SAI contained in post-effective amendment no. 209 to the Trust’s registration statement filed on August 28, 2013 (accession no. 0000940394-13-001042)(“PEA No. 209”).3

3. The Portfolio’s Filing use phrases that imply, or state, that the Portfolio may invest in other types of securities that are not disclosed. For example, in describing the Portfolio’s principal investments in Item 9 starting on page A-1, the disclosure indicates that the Portfolio “seeks its investment objective by investing in securities, derivatives and other instruments...The Portfolio invests...in (i) income instruments and other debt instruments...and...expects to achieve certain exposures primarily through derivative transactions, including (but not limited to) forward foreign currency exchange contracts; futures on securities, indices, currencies, commodities, swaps and other investments[.]...(Emphasis added.) Please delete these emphasized phrases and revise the prospectus to disclosure (sic) each particular type of security, including each type of derivative instrument, in which the Portfolio will invest as a principal strategy. See Item 9 of Form N-1A.

Response:  The disclosure required by Item 9 is incorporated by reference into the Amendment from “Fund Summary – Investment Objective”, “– Principal Investment Strategies” and “– Principal Risks,” and “Investment Objective & Principal Policies and Risks” in the CIA Fund’s prospectus contained in PEA No. 209.  The references to “income instruments and other debt instruments” above is used in the prospectus in reference to the

Securities and Exchange Commission

August 28, 2013

various instruments that are described in the prospectus under “Income Instruments” in “Investment Objective & Principal Policies and Risks.”  As such, no change has been made.  The phrase “(but not limited to)” and the reference to “other investments” in the sentence relating to derivative investments have been deleted.

Prospectus

Item 9. Investment Objective...and Disclosure of Portfolio Holdings

4. Please confirm that all principal investment strategies and risks of the Portfolio are disclosed in this section or revise the disclosure accordingly. See Item 9 of Form N-1A. In this regard, specifically advise the staff whether traditional leverage is a principal strategy. The disclosure in the SAI, as well as the fundamental policies of the Fund, permits it to leverage to the fullest extent permitted under the Investment Company Act.

Response:  All of the principal investment strategies and risks of the Portfolio are disclosed in the CIA Fund prospectus and incorporated by reference into the Amendment.  Traditional leverage (i.e., purchasing investments with borrowings) is not a principal investment strategy of the Portfolio.  As such, no change has been made.

5. The Portfolio’s 80% policy indicates that the Portfolio will invest “at least 80% of net assets in (i) income instruments and other debt instruments denominated in foreign currencies and/or issued by foreign entities or sovereign nations, (ii) derivative instruments denominated in or based on the currencies, interest rates, or issues of foreign entities or sovereign nations, and/or (iii) precious metals and commodities-related instruments (the ‘80% Policy’).” Please revise the 80% Policy to indicate that it applies to at least 80% of the Portfolio’s net assets, plus borrowings for investment purposes. See Rule 35d-1. Also, clarify the instruments “issued by foreign entities or sovereign nations,” (e.g., if applicable indicate that these instruments are American Depository Receipts). Further, clarify in plain English, how the Portfolio will invest in “derivative instruments...denominated in or based on the...interest rates...of foreign entities or sovereign nations.” Also, if the Portfolio will use the over-the-counter markets to execute these transactions, or any other transactions, please disclose that fact along with all related risks.

Response: The requested disclosure regarding the Portfolio’s 80% Policy is included under “General” in “Investment Objective & Principal Policies and Risks” in the CIA Fund’s statutory prospectus, which states that, for the purpose of the 80% Policy, net assets include any assets purchased with borrowings for investment purposes.  This disclosure is incorporated by references into the Amendment.  As such, no change has been made.  For clarification, an instrument issued by a foreign entity or sovereign nation would be a bond issued by a foreign company or country.  American Depository Receipts are not considered to be income or debt instruments and are not included in satisfying the 80% Policy.  As such, no change has been made.  For clarification, the Portfolio may invest in forward currency exchange contracts, which are “denominated in” a currency, and interest rate swaps, which are “based on” interest rates.  The disclosure has been revised to refer to “derivative instruments relating to foreign entities or sovereign nations, including those based on currencies, interest rates, securities and other income instruments.” Disclosure of the use of over-the-counter derivatives has been added to “Derivatives”

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August 28, 2013

in “Fund Summary - Principal Risks” in the CIA Fund’s prospectus, which also discloses the associated risks of such instruments.  The risks associated with derivatives are further disclosed under “Investment Objective & Principal Policies and Risks - Derivatives” in the CIA Fund’s statutory prospectus.  This disclosure is incorporated by reference into the Amendment.

6. Please explain how the Portfolio may invest in “precious metals and commodities-related instruments.” (Emphasis added.) Based on your responses, we may have additional comments.

Response:  The Portfolio may gain exposure to commodities by investing in the Eaton Vance CIA Commodity Subsidiary, Ltd., a wholly-owned subsidiary of the Portfolio organized in the Cayman Islands (the “Subsidiary”), which invests primarily in commodity-related instruments.  Disclosure regarding the Subsidiary appears under “Principal Investment Strategies” and “Principal Risks – Subsidiary Risk” and “– Tax Risk” in “Fund Summary” in the CIA Fund’s prospectus and under “Investment Objective & Principal Policies and Risks – Commodities-Related Investments” and “– Subsidiary Investments” in the CIA Fund’s statutory prospectus, which is incorporated by reference into the Amendment.

7. Please disclose the expected credit quality of the Portfolio’s investments. If the Portfolio will invest in junk bonds, please revise this section to explain that fact and indicate the lowest applicable credit quality rating (e.g., bonds with a default credit rating).

Response:  There is no stated limitation on the Portfolio’s investment in securities rated below investment grade.  Disclosure to this affect has been added under “Principal Investment Strategies” in “Fund Summary” in the CIA Fund’s prospectus and is incorporated by reference into the Amendment.

8. The disclosure indicates that the “Portfolio’s use of derivatives will be substantial. The Portfolio may have significant investment in a geographic region or country, typically including less-developed countries characterized as emerging and frontier markets. The Portfolio has significant exposure to sovereign nations (including currencies, interest rates and debt instruments issued or guaranteed by sovereign entities).” (Emphasis added.) Please define the terms “substantial” and “significant,” which appear in this quoted section. Also, throughout the text, wherever these terms appear, confirm that they are defined or revise the disclosure accordingly.

Response:  The disclosure under “Fund Summary - Principal Investment Strategies” in the CIA Fund’s prospectus has been revised to state there is no limit on the use of derivatives or investments in a particular geographic region or country.  This disclosure is incorporated by references into the Amendment.  References to “substantial” and “significant” have been deleted, except the statement that exposures to sovereign nations (including currencies, interest rates and income and other debt instruments issued or guaranteed by sovereign entities) will be significant.  We believe this use of “significant” is appropriate in light of the preceding statements that there are no limits on derivatives or investments in certain countries or regions.

9. Please disclose the maximum percentage, expressed as a percentage of total assets, in which the Portfolio may engage in derivative transactions. Also, revise the disclosure to indicate all material aspects of the derivatives in which the Portfolio will invest. In this regard, see The Letter to Karrie

Securities and Exchange Commission

August 28, 2013

McMillan, Esq., General Counsel, Investment Company Institute, Derivatives-Related Disclosures by Investment Companies (July 30, 2010). Please disclose specifically why and when the Portfolio will invest in derivatives, distinguish the risks of purchasing and selling derivatives and disclose the creditworthiness standards the Portfolio will employ when selecting counterparties. If the Portfolio will engage in derivative transactions for speculative purposes, please revise the disclosure to state that fact. Also, disclose the limits on the amount of assets the Portfolio may subject to any single counterparty. Further, for purposes of meeting the Rule 35d-1 80% Policy, please disclose how derivatives will be valued (i.e., the actual in-the-money value).

Response:  As noted above, there is no limit on the Portfolio’s use of derivatives.  The primary types of derivatives that the Portfolio may invest in (namely, forward foreign currency exchange contracts; futures on securities, indices, currencies, commodities and swaps; options; and interest rate swaps, cross-currency swaps, total return swaps and credit default swaps) and why (specifically to enhance total return, to seek to hedge against fluctuations in securities or commodities prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks, for speculation purposes to gain certain types of exposures and/or as a substitute for the purchase or sale of securities, currencies or commodities) are disclosed under “Fund Summary - Principal Investment Strategies” in the CIA Fund’s prospectus and incorporated by reference into the Amendment.

Disclosure has been added to “Fund Summary - Principal Investment Strategies” of the CIA Fund’s prospectus to clarify that derivatives may be purchased and sold.  A statement that derivatives may be used for speculative purposes has also been added.  The risks associated with derivatives are disclosed under “Fund Summary - Principal Risks – Derivatives Risk” in the CIA Fund’s prospectus and under “Investment Objective & Principal Policies and Risks - Derivatives” in the CIA Fund’s statutory prospectus.  This disclosure is incorporated by reference into the Amendment.  For the purpose of meeting the Portfolio’s 80% Policy a derivative’s notional value is included.  To monitor the creditworthiness of counterparties, we review available financial metrics relevant to a counterparty, which may include ratings assigned by third party rating agencies as well as the counterparty’s fundamentals and the volatility of its market value.  There is no limitation on exposure to any single counterparty other than as may be required under the 1940 Act.  As such, no change has been made.

10. The Portfolio discloses that it may engage in swaps. In this connection, if it may enter in to total return swaps it must set aside an appropriate amount of segregated assets. See generally, Investment Company Act Release No. 10666 (Apr. 18, 1979). Please note that the Commission recently issued a concept release exploring issues relating to the use of derivatives by funds, including whether current market practices involving derivatives are consistent with the leverage provisions of the Investment Company Act. See Investment Company Act Release No. 29776 (Aug. 31, 2011). Accordingly, please be aware that the Commission or its staff could issue future guidance related to derivatives (such as total return swaps) and leverage, including guidance related to coverage requirements, which could impact the manner in which the Portfolio operates.

Response: The Portfolio acknowledges this comment.

Securities and Exchange Commission

August 28, 2013

11. Will the Portfolio invest in any U.S. dollar denominated securities and or derivatives? If yes, please revise the disclosure accordingly and indicate the U.S. dollar denominated securities in which the Portfolio will invest (debt and/or equity?).  If debt, disclose the applicable credit quality ratings and indicate what entities will issue the securities. Also, will the Portfolio collateralize its applicable forwards investments with U.S. dollar denominated securities and if so, how will that affect or limit the ability of the Portfolio to achieve its investment objectives?

Response:  The Portfolio may invest in U.S. Treasury, government agency and agency mortgage-backed securities, which may be used to collateralize derivative positions.  The Portfolio also may hold such securities (and enter derivatives transactions thereon) to help manage duration. Disclosure to this affect has been added under “Fund Summary - Principal Investment Strategies” in the CIA Fund’s prospectus and is incorporated by reference into the Amendment.  The Portfolio may collateralize forward investments with U.S. dollar denominated securities.  This will not affect its ability to seek its investment objective.  As noted above, investment in debt securities are not subject to credit quality limitations.

12. The fourth paragraph indicates that the “Portfolio may engage in repurchase agreements, reverse repurchase agreements and securities lending.” Please revise the disclosure to indicate the maximum percentage, expressed as a percentage of total assets, the Portfolio may engage in each one of these investment strategies.

Response:  The limitation on securities lending is stated under “Investment Objective & Principal Policies and Risks – Securities Lending” in the CIA Fund’s statutory prospectus (being a limitation of one-third of the value of Portfolio assets) and is incorporated by reference into the Amendment.  The following limitations on the use of reverse repurchase agreements are set forth under “Investment Restrictions” in the CIA Fund’s SAI and incorporated by reference into the Amendment:

The Fund’s borrowing policy is consistent with Section 18(f) of the 1940 Act, which states that it shall be unlawful for any registered open-end company to issue any class of senior security or to sell any senior security of which it is the issuer, except that any such registered company shall be permitted to borrow from any bank; provided, that immediately after any such borrowing there is an asset coverage of at least 300 per centum for all borrowings of such registered company; and provided further, that in the event that such asset coverage shall at any time fall below 300 per centum such registered company shall, within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum. Reverse repurchase agreements are included in borrowings for purposes of complying with the foregoing. (Emphasis added.)

There is no limitation on the use of repurchase agreements.  As such, no change has been made.

Securities and Exchange Commission

August 28, 2013

13. Please disclose the average dollar weighted portfolio maturity of the Portfolio. If the Portfolio will measure its portfolio using duration, please disclose this and provide a definition of duration, within which there should be a statement explaining that duration is not a measure of time [original footnote reference omitted].

Response: The Portfolio does not have a target average dollar weighted maturity or duration.  As such, no change has been made.

14. Please disclose what circumstances or market conditions would cause the Portfolio to assume a temporary defensive position. See Item 9. What securities or assets would the Portfolio acquire under a defensive policy? Would the assets and securities be denominated in a foreign currencies or the U.S. dollar?

Response: Instruction 6 to Item 9(b) requires the following:  “Disclose, if applicable, that the Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. Also disclose the effect of taking such a temporary defensive position (e.g., that the Fund may not achieve its investment objective).”  The disclosure under “Investment Objective & Principal Policies and Risks – General” in the CIA Fund’s statutory prospectus is responsive to this Instruction and is incorporated by reference into the Amendment.  The cash or cash equivalents acquired as a temporary defensive position may be denominated in a foreign currency and the U.S. dollar.  Disclosure about such investments appears in the CIA Fund’s SAI under “Additional Information About Investment Strategies – Cash and Cash Equivalents” and is incorporated by reference into the Amendment.  As such, no change has been made.

Closing

1. We note that portions of the filing are incomplete. We may have additional comments on such portions when you complete them in a pre-effective amendment, on disclosures made in response to this letter, or on exhibits or financial statements added in any pre-effective amendment.

Response:  The Portfolio acknowledges this comment.  Note that the Portfolio is not registered under the Securities Act of 1933, as amended, so the Filing was effective on June 19, 2013, pursuant to Sections 8(a) and (b) of the 1940 Act.

2. Response to this letter should be in the form of a pre-effective amendment filed pursuant to Rule 472 under the Securities Act. Where no change will be made in the filing in response to a comment, please indicate that fact in your response letter and briefly state the basis for your position. Where changes are made in response to our comments provide information regarding the nature of the change and, if appropriate, the location of such new or revised disclosure in the amended filing. As required by the rule, please insure that you mark new or revised disclosure to indicate the change.

Response:  See previous response to Closing Comment 1.  All responses to comments are described herein.

Securities and Exchange Commission

August 28, 2013

3. Please advise us if you have submitted or expect to submit a no-action letter or an exemptive application in connection with your registration statement.

Response:  The Portfolio has not submitted an exemptive application or no-action request in connection with the Filing or the Amendment and has no current intention to do so.

4. We urge all persons who are responsible for the accuracy and adequacy of the disclosure in these filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the Portfolio and its management are in possession of all facts relating to the Portfolio’s disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

Response:  The Portfolio acknowledges this comment and is providing the representations below.

Tandy Representation:

The Portfolio is responsible for the adequacy and accuracy of the disclosure in each respective filing.  Further, the Portfolio recognizes that the Staff’s comments, or changes to disclosure in response to the Staff’s comments, does not foreclose the Commission from taking any action with respect to the filings.  Lastly, the Portfolio acknowledges that it may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under federal securities laws.

Please contact the undersigned at (617) 672-8507 if you have any questions or comments concerning the Amendment.

Very truly yours,

/s/ David D. Barr

David D. Barr, Esq.

Vice President

Footnotes

1

See Eaton Vance Funds, Inc. No Action Letter (December 11, 1996) No. 96-527-CC.

2

Disclosure that the Portfolio has the same investment objectives and policies as the Fund appears under “Fund Summary – Principal Investment Strategies.”  PEA No. 209 (as defined herein) reflects responses to comments received from the staff of the Division of Investment Management on the prospectus and Statement of Additional Information (“SAI”) of CIA Fund contained therein.

3

Strategic Fund also may invest in the Portfolio.  Given that the CIA Fund will invest substantially all of its assets in the Portfolio, the Amendment incorporates disclosure about the Portfolio from the CIA Fund’s prospectus and SAI.